SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 341.9	$ 335.6
Accumulated depreciation and amortization	(199.6)	(190.7)
Property, plant, and equipment, net	142.3	144.9
Depreciation	23.5	26.0	$ 16.9
Accelerated depreciation	$ 4.5	4.2
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	15 years
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	20 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8.3	8.3
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	134.4	138.1
Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	170.7	166.1
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 28.5	$ 23.1
Minimum | Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	3 years
Maximum | Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	7 years